BASIC AND DILUTED LOSS PER SHARE (Detail Textuals) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock options and unvested restricted shares excluded from computation of earnings per share					7,500	0	0
Stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock options and unvested restricted shares excluded from computation of earnings per share	674,570	1,034,570	674,570	1,034,570
Restricted stock awards and restricted stock units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock options and unvested restricted shares excluded from computation of earnings per share	342,500	15,000	342,500	15,000